STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
STOCK-BASED COMPENSATION [Abstract]
STOCK-BASED COMPENSATION

NOTE 11 - STOCK-BASED COMPENSATION

In February 2005, the Company adopted the 2005 Equity Incentive Plan and reserved 1,500,000 shares of common stock for future issuance. The plan expires in 2015.

In December 2008, the Company adopted the 2008 Employees and Directors Commitment Stock Option Plan and reserved 1,500,000 shares of common stock for future issuance. The plan expires in 2018.

Under the Company's stock option plans, stock options may be granted to employees, officers, directors and consultants of the Company at an exercise price equivalent to at least the fair market value of the Company's common stock on the date of grant with expiration terms of not more than ten years. Options granted under the plans generally vest over a period of three years.

In September 2009, the Board of Directors ratified the cashless exercise feature contained in the Company's 2005 Equity Incentive Plan to facilitate the exercise of stock options which expired in 2009. The remaining stock options expired in 2011. Under the cashless exercise feature of these plans, an option holder electing to exercise stock options using this feature would effectively pay for the exercise of a portion of his stock options by surrendering their rights to another portion of their stock options to affect a stock-for-stock transfer. The Company determined that the modification of the stock option plans did not result in any incremental compensation cost.

During the year ended December 31, 2012, 210,000 options were granted to certain directors, under the Employees and Directors Commitment Stock Option Plan. The weighted average grant date fair value of the stock was $1.05. The Company used the Binominal lattice pricing model to estimate the fair value of the options granted. The Company believes this model provides the best estimate of fair value due to its ability to incorporate inputs that change over time. One third of the options granted during the year ended December 31, 2012 vested immediately. The remaining two thirds of the options granted vest equally over two years. There were no stock options granted during the years ended December 31, 2011 and 2010.

As of December 31, 2012, the Company has 2,373,989 options available for future grants.

A summary of the Company's stock option activity is as follows:

Weighted
Average
		Weighted	Remaining
		Average	Contractual
		Exercise	Term	Intrinsic
	Number	Price	(in years)	Value

Outstanding as of January 1, 2012	-	$-	-	$-
Granted	210,000	1.05	4.33	-
Exercised	-		-	-
Forfeited/Expired	-		-	-
Outstanding as of December 31, 2012	210,000	$1.05	4.33	$-

As of December 31, 2012, the Company had unrecognized compensation cost related to stock options granted under the stock option plans of $54. This cost is expected to be recognized over a remaining period of 16 months. There was no unrecognized cost related to stock options granted under the stock option plans as of December 31, 2011 and 2010.

During the year ended December 31, 2012 the Company recognized compensation expense related to the issuance of stock options under the stock option plans of $63. There was no compensation expense recognized during the years ended December 31, 2011 and 2010.